Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Assets	€ 10,491	€ 10,783	€ 10,497
Liabilities	2,978	3,243	2,480
Income statement	1,724	1,776	1,698
Interest income	441	508	427
Interest expense	(119)	(153)	(149)
Gains/losses on financial assets and liabilities and others	(53)	(11)	43
Commission income	1,546	1,535	1,499
Commission expense	(91)	(103)	(122)
Other	3,732	4,712	4,189
Financial guarantees granted and Others	11	18	10
Loan commitments and Other commitments granted	335	317	274
Derivative financial instruments	3,386	4,377	3,905
Associates and joint ventures | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	26	228	463
Associates and joint ventures | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	2,761	2,810	1,727
Associates and joint ventures | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Liabilities	191	205	290
Associates and joint ventures | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	2	163	154
Associates and joint ventures | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	286	407	405
Associates and joint ventures | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	9,835	9,750	9,275
Associates and joint ventures | Debt securities
Disclosure of transactions between related parties [line items]
Assets	160	229	391
Associates and joint ventures | Others
Disclosure of transactions between related parties [line items]
Assets	208	234	272
Members of the board of directors
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Liabilities	10	9	14
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	4	4	3
Financial guarantees granted and Others	3	3	2
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Members of the board of directors | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	10	9	14
Members of the board of directors | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Members of the board of directors | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Members of the board of directors | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management
Disclosure of transactions between related parties [line items]
Assets	18	14	12
Liabilities	5	7	5
Income statement	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	0	0	0
Commission expense	0	0	0
Other	3	3	2
Financial guarantees granted and Others	2	2	1
Loan commitments and Other commitments granted	1	1	1
Derivative financial instruments	0	0	0
Senior Management | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	5	7	5
Senior Management | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Senior Management | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	18	14	12
Senior Management | Debt securities
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Senior Management | Others
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties
Disclosure of transactions between related parties [line items]
Assets	295	226	186
Liabilities	376	292	150
Income statement	7	4	11
Interest income	8	9	9
Interest expense	(4)	(5)	(1)
Gains/losses on financial assets and liabilities and others	0	0	0
Commission income	4	1	3
Commission expense	(1)	(1)	0
Other	189	216	1,094
Financial guarantees granted and Others	61	64	861
Loan commitments and Other commitments granted	38	20	9
Derivative financial instruments	90	132	224
Other related parties | Financial liabilities: credit institutions
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Financial liabilities: customers
Disclosure of transactions between related parties [line items]
Liabilities	376	292	150
Other related parties | Marketable debt securities
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Others
Disclosure of transactions between related parties [line items]
Liabilities	0	0	0
Other related parties | Cash, cash balances at central banks and other deposits on demand
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: credit institutions
Disclosure of transactions between related parties [line items]
Assets	0	0	0
Other related parties | Loans and advances: customers
Disclosure of transactions between related parties [line items]
Assets	274	221	185
Other related parties | Debt securities
Disclosure of transactions between related parties [line items]
Assets	2	5	1
Other related parties | Others
Disclosure of transactions between related parties [line items]
Assets	€ 19	€ 0	€ 0